Others, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Others, net
Investment income	¥ 14,792	$ 2,083	¥ 23,386	¥ 51,142
Investment impairment loss			(17,798)
Tax benefit for value-added tax	1,477		11,956	4,436
Others	2,329		3,034	2,442
Total	¥ 18,598	$ 2,619	¥ 20,578	¥ 58,020